Schedule of weighted average remaining term and discount rate (Details)	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease, weighted-average remaining term	1 year 3 months 14 days	3 months 18 days
Finance leases, weighted-average remaining term	4 years 5 months 1 day	2 years
Operating lease, weighted-average discount rate	7.35%	5.25%
Finance leases, weighted-average discount rate	9.60%	5.25%